Equity Based Compensation - NSO activity (Details) - Stock options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Balance at the beginning	7,828	8,548
Granted		30
Exercised	(1,844)	(47)
Cancelled/Forfeited	(422)	(703)
Expired	(112)
Balance at the end	5,450	7,828	8,548
Weighted average exercise per share
Balance at the beginning (in dollars per share)	$ 0.78	$ 0.78
Granted (in dollars per share)		0.78
Exercised/Released (in dollars per share)		0.78
Cancelled/Forfeited (in dollars per share)		0.78
Expired (in dollars per share)		0.78
Balance at the end (in dollars per share)		$ 0.78	$ 0.78
Other disclosures
Weighted-average remaining contractual term (in years)	5 years 8 months 19 days	6 years 18 days	7 years 1 month 13 days
Balance at the beginning (in dollars)	$ 2,235	$ 72,956	$ 598
Balance at the end (in dollars)	$ 2,235	$ 72,956	$ 598